Liabilities Subject to Compromise - Schedule of Liabilities Subject to Compromise (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	$ 9,050	$ 9,191
Senior under secured or impaired external debt [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	5,266	5,371
Senior Unsecured Bonds [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	2,334	2,334
New build global settlement agreement [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	1,064	1,064
Derivative [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	249	249
Accounts Payable And Other Liabilities [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	84	103
Accrued Interest On Notes Payable [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	49	50
Related Party Debt [Member]
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise	$ 4	$ 20